Inventories - Additional Information (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Inventories [Line Items]
Cost of sales	$ 21,321,290	$ 34,015,571
Inventory cost	18,359,553	33,334,255
Other inventory costs	584,768	424,403
Impairment loss on inventories	2,376,969	256,913
Inventory sold	26,168,469	$ 45,734,361
Aker BioMarine (“Aker”)
Disclosure Of Inventories [Line Items]
Inventory sold	$ 11,185,572